Commitments and Contingencies (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Years ending December 31,
2013	$ 39,873
2014	22,355
2015	16,950
2016	8,761
2017	9,034
2018 and thereafter	31,630
Total	$ 128,603